EARNINGS (LOSS) PER SHARE (Details Narrative) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock conversion basis	10 for 1 basis		10 for 1 basis
Share-based Payment Arrangement, Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	$ 163,913	$ 233,928	$ 233,917
Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	$ 1,167	$ 395,640	$ 395,640	$ 395,640